Share capital	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share capital
47	Share capital

	2021	2020
	RMB million	RMB million
Registered, issued and paid up capital:

Trade-restricted:
2,453,434,457 A shares of RMB1.00 each owned by CSAH (2020: 2,942,637,115 shares of RMB1.00 each) (Note (iii))	2,453	2,942
0 H shares of RMB1.00 each (2020: 1,209,621,577 shares of RMB1.00 each) (Note (iv))	—	1,210

	2,453	4,152

Tradable:
6,147,463,051 A shares of RMB1.00 each owned by CSAH (2020: 4,039,228,665 shares of RMB1.00 each) (Notes (ii) & (iii))	6,147	4,039
4,072,395,671 A shares of RMB1.00 each (2020: 4,072,291,766 shares of RMB1.00 each)	4,073	4,073
4,275,144,849 H shares of RMB1.00 each (Note (iv)) (2020: 3,065,523,272 shares of RMB1.00 each)	4,275	3,065

	14,495	11,177
	16,948	15,329

Notes:

(i)	All the A and H shares rank pari passu in all material respects.
(ii)
For the year ended December 31, 2021, 101,034,070 convertible bonds were converted to A shares at the conversion price of RMB6.24 per share. RMB1,619 million was credited to share capital and RMB8,837 million was credited to share premium respectively.

(iii)
In September 2018, the Company issued 1,578,073,089 A shares (“2018 A shares”) to CSAH and other six entities, and the 2018 A shares issued to CSAH are restricted for trading within 36 months upon completion of the issuance. During the year ended
December 31, 2021
, the trading restriction on 489,202,658 A shares issued to CSAH was released.

(iv)
In September 2018 and April 2020, the Company issued 600,925,925 H shares (“2018 H shares”) and 608,695,652
H shares (“2020 H shares”) to a fellow subsidiary of CSAH. Considering that the 2018 H shares and the 2020 H shares are not subject to restrictions on sales in nature, the 2018 H shares and the 2020 H shares were reclassified from trade-restricted shares to tradable shares during the year ended December 31, 2021.